Income Tax - Schedule of Income Tax (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax [Abstract]
Prima facie tax on net loss before income tax	25.00%	25.00%	25.00%